Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Information [Line Items]
Entity Registrant Name	Humana Inc.
Entity Central Index Key	0000049071